Property, Plant and Equipment - Summary of Depreciation of Fixed Assets and Investment Properties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation related to investment property	S/ (2,310)	S/ (2,321)	S/ (2,290)
Total depreciation related to property, plant and equipment	197,484	186,695	201,082
Property, plant and equipment including investment property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation related to property, plant and equipment	199,794	189,016	203,372
GMD SA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation related to property, plant and equipment	8,361
GMD SA [member] | Discontinued operations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation related to property, plant and equipment	8,361
Cost of goods and services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation related to property, plant and equipment	178,209	177,699	186,661
Administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation related to property, plant and equipment	S/ 13,224	S/ 11,317	S/ 16,711